Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at June 30, 2011 and December 31, 2010 consist of the following:

(in thousands)	June 30, 2011	December 31, 2010

Accounts payable	$205	$342
Oil and gas revenue payable to oil and gas property owners	745	325
Production taxes payable	48	35
Accrued drilling costs	—	113
Accrued lease operating costs	260	98
Accrued ad valorem taxes	384	305
Accrued bonus and payroll costs	251	169
Private placement offering costs	1,757	—
Other accrued liabilities	310	245

Total accounts payable and accrued liabilities	$3,960	$1,632

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2010 and 2009 consist of the following:

	December 31, 2010	December 31, 2009

Accounts payable	$341,899	$224,597
Oil and gas revenue payable to oil and gas property owners	325,544	554,188
Production taxes payable	35,044	16,278
Accrued drilling costs	112,661	171,016
Accrued lease operating costs	98,324	252,667
Accrued ad valorem taxes	305,224	342,099
Accrued general and administrative expenses	168,761	207,019
Accrued other	244,736	138,366

Total accounts payable and accrued liabilities	$1,632,193	$1,906,230